Other income, net	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
16. Other income, net

Other income (expenses) consisted of the following:

	For the years ended December 31,
	2013	2014	2015
Investment gain	308,160	—	—
Others	(58,836)	(446,662)	195,355

	$249,324	$(446,662)	$195,355